Schedule of Investments (unaudited)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alabama — 4.7%
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	USD	1,100	$ 1,093,946
County of Jefferson Sewer Revenue, Refunding RB, 5.25%, 10/01/49		3,020	3,217,088
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)		545	586,458
Hoover IDB, RB, AMT, 6.38%, 11/01/50(a)		1,295	1,424,257
Mobile County IDA
RB, AMT, Series A, 5.00%, 06/01/54		3,180	3,206,123
RB, AMT, Series B, 4.75%, 12/01/54		1,470	1,419,317
Southeast Alabama Gas Supply District (The)
Refunding RB, 5.00%, 06/01/49(a)		6,000	6,314,828
Refunding RB, Series A, 5.00%, 08/01/54(a)		4,000	4,232,124
Southeast Energy Authority A Cooperative District
RB, Series A, 4.00%, 11/01/51(a)		1,785	1,781,206
RB, Series A-1, 5.50%, 01/01/53(a)		655	695,068
			23,970,415
Arizona — 1.7%
Arizona IDA
RB, 5.00%, 07/01/45(b)		265	248,504
RB, 7.10%, 01/01/55(b)		910	929,808
RB, 5.00%, 07/01/55(b)		285	257,626
RB, Series B, 5.13%, 07/01/47(b)		195	192,078
Refunding RB, 5.50%, 07/01/52(b)		610	591,997
Refunding RB, Series A, 5.00%, 07/01/26(b)		125	125,385
Refunding RB, Series A, 5.13%, 07/01/37(b)		605	607,151
Refunding RB, Series G, 5.00%, 07/01/47(b)		185	180,969
City of Phoenix Arizona IDA (The), RB, 5.00%, 07/01/46(b)		570	556,453
County of Pima IDA (The)
RB, 5.13%, 07/01/39		145	137,276
RB, 5.25%, 07/01/49		180	163,051
Refunding RB, 4.00%, 06/15/51(b)		625	506,685
Refunding RB, 5.00%, 07/01/56(b)		295	274,207
Glendale IDA, RB, 5.00%, 05/15/56		305	289,762
La Paz County IDA, RB, 5.88%, 06/15/48(b)		285	283,958
Maricopa County IDA
RB, 5.25%, 10/01/40(b)		280	262,898
RB, 5.50%, 10/01/51(b)		280	253,398
RB, AMT, 4.00%, 10/15/47(b)		970	842,089
Refunding RB, Series A, 4.13%, 09/01/38		230	229,676
Salt Verde Financial Corp., RB, 5.00%, 12/01/37		500	537,748
Sierra Vista IDA
RB, 5.00%, 06/15/34(b)		45	45,736
RB, 5.00%, 06/15/44(b)		395	385,064
RB, 5.00%, 06/15/54(b)		440	414,233
RB, 6.38%, 06/15/64(b)		445	437,727
			8,753,479
Arkansas — 1.9%
Arkansas Development Finance Authority
RB, AMT, 4.50%, 09/01/49(b)		2,600	2,469,807
RB, AMT, 4.75%, 09/01/49(b)		4,165	3,996,182
RB, AMT, 5.45%, 09/01/52		2,000	2,062,096
RB, AMT, 5.70%, 05/01/53		350	364,585
RB, AMT, Series A, 6.88%, 07/01/48(b)		900	990,606
			9,883,276
California — 5.1%
California HFA, RB, Series 2021-3, Class A, 3.25%, 08/20/36		933	862,162
California Infrastructure & Economic Development Bank, RB, AMT, Series 4, 8.00%, 01/01/50(a)(b)		8,330	8,559,796
Security		Par (000)	Value
California (continued)
California Municipal Finance Authority
RB, 5.63%, 07/01/44(b)	USD	150	$ 150,022
RB, AMT, 4.00%, 07/15/29		2,500	2,458,453
Special Tax Bonds, Series A, 5.00%, 09/01/54		355	367,108
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)		2,270	2,220,538
California School Finance Authority, Refunding RB, 5.00%, 07/01/51(b)		300	300,344
California Statewide Financing Authority
RB, 6.00%, 05/01/43		315	315,091
RB, 6.00%, 05/01/43		85	85,025
City of Los Angeles Department of Airports, RB, AMT, 5.25%, 05/15/47		1,500	1,594,847
CSCDA Community Improvement Authority
RB, 4.00%, 10/01/46(b)		1,055	851,957
RB, 4.00%, 07/01/56(b)		205	167,907
RB, 4.00%, 03/01/57(b)		505	357,974
RB, 4.00%, 07/01/58(b)		300	189,821
RB, 4.00%, 07/01/58(b)		265	184,213
RB, 4.00%, 12/01/59(b)		435	284,068
RB, 4.00%, 12/01/59(b)		1,080	679,111
RB, Series A, 3.00%, 09/01/56(b)		1,090	759,424
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, 0.00%, 06/01/66(c)		29,390	3,103,473
Hastings Campus Housing Finance Authority, RB, Series A, 0.00%, 07/01/61(b)(c)		1,045	485,155
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)		3,040	1,420,330
Rancho Mirage Community Facilities District, Special Tax Bonds, Series A, 5.00%, 09/01/54		330	339,068
San Francisco City & County Redevelopment Agency Successor Agency, TA, 0.00%, 08/01/31(b)(c)		580	422,668
			26,158,555
Colorado — 3.8%
Aerotropolis Regional Transportation Authority, RB, 5.75%, 12/01/54(b)		775	772,629
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47		1,000	920,816
Aurora Crossroads Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/50		500	470,217
Aviation Station North Metropolitan District No. 2, GO, Series A, 5.00%, 12/01/48		500	471,625
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)		500	406,872
Baseline Metropolitan District No. 1, GO, Series B, 6.75%, 12/15/54		530	533,812
Canyons Metropolitan District No. 5, GO, Refunding, Series B, 6.50%, 12/01/54		500	516,657
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)		155	148,308
City & County of Denver Airport System Revenue, Refunding RB, AMT, Series A, 4.13%, 11/15/53		455	428,959
Colorado Educational & Cultural Facilities Authority
Refunding RB, 4.00%, 12/01/30(b)		100	96,646
Refunding RB, 5.00%, 12/15/45(b)		500	480,712
Colorado Health Facilities Authority
RB, 5.25%, 11/01/39		195	213,473
RB, 5.50%, 11/01/47		120	130,436
RB, 5.25%, 11/01/52		305	325,351
RB, Series A, 5.00%, 05/15/35		250	204,389
RB, Series A, 5.00%, 05/15/44		270	193,675
RB, Series A, 5.00%, 05/15/49		420	284,984

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Colorado (continued)
Creekwalk Marketplace Business Improvement District
Refunding RB, Series A, 6.00%, 12/01/54	USD	2,025	$ 1,965,915
Refunding RB, Series B, 8.00%, 12/15/54		513	507,353
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40		950	956,241
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33		500	487,058
Gold Hill North Business Improvement District, GO, Series A, 5.60%, 12/01/54(b)		500	486,588
Highlands Metropolitan District No. 1, GO, 5.00%, 12/01/51		575	494,217
Independence Metropolitan District No. 3
GO, Series B, 7.13%, 12/15/54		500	487,201
GO, Refunding, Series A, 5.38%, 12/01/54		680	674,288
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50		500	396,726
Loretto Heights Community Authority, RB, 4.88%, 12/01/51		570	464,458
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48		500	487,560
North Range Metropolitan District No. 3, GO, Series A, 5.25%, 12/01/50		500	502,794
Orchard Park Place South Metropolitan District, GO, 6.00%, 12/01/54(b)		940	922,760
Palisade Metropolitan District No. 2, Refunding RB, Series B, 0.00%, 12/15/54(b)(c)		1,020	919,689
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)		725	627,574
Riverpark Metropolitan District/Arapahoe County, GO, 6.00%, 12/01/42		500	506,923
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/37		250	251,101
St. Vrain Lakes Metropolitan District No. 4, GO, Series A, 0.00%, 09/20/54(b)(c)		765	555,551
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51		560	515,005
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48		500	495,597
			19,304,160
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority
RB, 5.38%, 07/01/54		775	791,900
RB, Series A, 5.00%, 01/01/55(b)		570	485,558
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)		2,430	2,429,611
			3,707,069
Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)		664	639,762
Town of Bridgeville
Special Tax Bonds, 5.25%, 07/01/44(b)		100	101,066
Special Tax Bonds, 5.63%, 07/01/53(b)		100	102,170
Town of Milton
Special Tax Bonds, 5.70%, 09/01/44(b)		150	151,532
Special Tax Bonds, 5.95%, 09/01/53(b)		300	305,083
			1,299,613
District of Columbia — 0.9%
District of Columbia, Refunding RB, 5.00%, 06/01/46		580	577,183
District of Columbia Tobacco Settlement Financing Corp.
RB, 0.00%, 06/15/46(c)		10,325	2,342,478
RB, 0.00%, 06/15/55(c)		17,300	1,743,081
			4,662,742
Security		Par (000)	Value
Florida — 11.4%
Antillia Community Development District, Special Assessment RB, 5.88%, 05/01/54	USD	220	$ 227,841
Arbors Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		1,000	995,657
Bella Collina Community Development District, Special Assessment RB, 5.30%, 05/01/55		155	149,291
Berry Bay II Community Development District, Special Assessment RB, 5.45%, 05/01/54		225	226,121
Brevard County Health Facilities Authority
Refunding RB, 4.00%, 11/15/26(b)		475	471,596
Refunding RB, 4.00%, 11/15/28(b)		510	501,567
Refunding RB, 4.00%, 11/15/30(b)		555	529,177
Refunding RB, 4.00%, 11/15/34(b)		650	594,678
Refunding RB, 5.00%, 04/01/47		505	525,361
Buckhead Trails Community Development District
Special Assessment RB, 5.60%, 05/01/44		350	349,395
Special Assessment RB, Series 2022, 5.75%, 05/01/52		210	220,388
Cabot Citrus Farms Community Development District, Special Assessment RB, 5.25%, 03/01/29		675	686,235
Capital Projects Finance Authority, RB, 6.63%, 06/15/59(b)		145	150,965
Capital Region Community Development District, Special Assessment Refunding RB, Series A-2, 4.60%, 05/01/31		460	455,197
Capital Trust Agency, Inc.
RB, 5.00%, 01/01/55(b)		1,570	1,512,716
RB, 4.88%, 06/15/56(b)		1,335	1,016,873
RB, 0.00%, 07/01/61(b)(c)		10,070	737,253
RB, Series A, 5.00%, 06/15/49(b)		100	92,291
RB, Series A, 5.00%, 12/15/49		265	252,746
RB, Series A, 5.75%, 06/01/54(b)		420	352,894
RB, Series A, 5.00%, 12/15/54		285	268,903
Capital Trust Authority
RB, Series A, 5.00%, 07/01/44(b)		200	188,155
RB, Series A, 5.25%, 07/01/54(b)		350	328,831
Celebration Pointe Community Development District No. 1, Special Assessment RB, 5.13%, 05/01/45(d)(e)		235	232,650
Charlotte County IDA, RB, 5.00%, 10/01/49(b)		615	614,146
Coral Creek Community Development District, Special Assessment RB, 5.75%, 05/01/54		140	143,719
County of Lee Airport Revenue, RB, AMT, 5.25%, 10/01/54		3,000	3,186,410
County of Miami-Dade Seaport Department, Refunding RB, AMT, Series A, 5.25%, 10/01/52		460	475,427
County of Osceola Transportation Revenue
Refunding RB, Series A-2, 0.00%, 10/01/46(c)		935	320,786
Refunding RB, Series A-2, 0.00%, 10/01/47(c)		900	292,106
Refunding RB, Series A-2, 0.00%, 10/01/48(c)		635	195,758
Refunding RB, Series A-2, 0.00%, 10/01/49(c)		525	153,478
Crossings Community Development District, Special Assessment RB, 5.60%, 05/01/54		145	147,367
Crosswinds East Community Development District, Special Assessment RB, 5.75%, 05/01/54		105	107,789
Curiosity Creek Community Development District
Special Assessment RB, 5.40%, 05/01/44(b)		110	108,500
Special Assessment RB, 5.70%, 05/01/55(b)		180	177,385
Darby Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/35		820	824,805
Escambia County Health Facilities Authority
Refunding RB, 4.00%, 08/15/45		3,060	2,746,348
Refunding RB, (AGM), 3.00%, 08/15/50		2,500	1,905,308
Florida Development Finance Corp.
RB, 5.25%, 06/01/55(b)		645	614,701

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Florida (continued)
Florida Development Finance Corp.
RB, 5.13%, 06/15/55(b)	USD	2,490	$ 2,182,647
RB, 6.50%, 06/30/57(b)(d)(e)		175	62,591
RB, Series A, 6.13%, 06/15/44(b)		45	45,017
RB, Series C, 5.75%, 12/15/56(b)		370	304,652
RB, AMT, 6.13%, 07/01/32(a)(b)		1,375	1,404,751
RB, AMT, Series A, 4.38%, 10/01/54(a)(b)		680	678,260
RB, AMT, Series A, 8.25%, 07/01/57(a)(b)		1,000	1,033,966
RB, AMT, Series A, 10.00%, 07/15/59(a)(b)		3,080	3,167,193
Refunding RB, 4.00%, 06/01/46(b)		300	241,658
Refunding RB, Series A, 4.50%, 12/15/56(b)		1,085	804,239
Refunding RB, AMT, 12.00%, 07/15/32(a)(b)		2,800	2,977,052
Refunding RB, AMT, (AGM), 5.25%, 07/01/53		2,460	2,536,247
Gardens at Hammock Beach Community Development District, Special Assessment RB, Series 2, 5.88%, 05/01/55		710	715,115
Golden Gem Community Development District, Special Assessment RB, 6.00%, 05/01/55		1,185	1,218,606
Grand Oaks Community Development District
Special Assessment RB, 4.25%, 05/01/40		210	195,320
Special Assessment RB, 4.50%, 05/01/52		235	211,109
Hammock Oaks Community Development District, Special Assessment RB, 5.85%, 05/01/44		265	271,791
Harbor Bay Community Development District, Special Assessment Refunding RB, Series A-2, 3.70%, 05/01/33		370	341,007
Hillcrest Preserve Community Development District, Special Assessment RB, 5.30%, 05/01/54(b)		270	258,056
Hobe-St. Lucie Conservancy District, Special Assessment RB, 5.88%, 05/01/55		165	170,699
Lakewood Ranch Stewardship District
Special Assessment RB, 3.13%, 05/01/25		70	69,668
Special Assessment RB, 3.25%, 05/01/29		225	218,445
Special Assessment RB, 4.75%, 05/01/29		180	180,843
Special Assessment RB, 4.88%, 05/01/35		150	149,689
Special Assessment RB, 4.40%, 05/01/39		520	486,697
Special Assessment RB, 5.30%, 05/01/39		205	207,099
Special Assessment RB, 5.30%, 05/01/44		100	100,683
Special Assessment RB, 5.45%, 05/01/48		365	367,413
Special Assessment RB, 5.55%, 05/01/54		105	105,825
Special Assessment RB, 5.50%, 05/01/55		765	767,365
Lee County IDA, RB, Series B-1, 4.75%, 11/15/29		260	260,067
LT Ranch Community Development District
Special Assessment RB, 5.50%, 05/01/44		205	210,007
Special Assessment RB, 5.85%, 05/01/54		150	155,074
LTC Ranch West Residential Community Development District, Special Assessment RB, 5.70%, 05/01/44		115	115,575
Malabar Springs Community Development District
Special Assessment RB, 5.20%, 05/01/44		165	165,419
Special Assessment RB, 5.50%, 05/01/54		250	252,191
Marion Ranch Community Development District, Special Assessment RB, 5.95%, 05/01/54		285	296,678
Normandy Community Development District, Special Assessment RB, 5.55%, 05/01/54(b)		415	420,204
North AR-1 Pasco Community Development District
Special Assessment RB, Series A, 5.75%, 05/01/44		100	104,275
Special Assessment RB, Series A, 6.00%, 05/01/54		110	114,895
Orange County Health Facilities Authority, RB, 5.00%, 08/01/35		250	251,613
Osceola Chain Lakes Community Development District, Special Assessment RB, 3.25%, 05/01/25		125	124,500
Security		Par (000)	Value
Florida (continued)
Parker Road Community Development District
Special Assessment Refunding RB, 3.10%, 05/01/25	USD	100	$ 99,356
Special Assessment Refunding RB, 3.38%, 05/01/30		335	316,121
Parrish Lakes Community Development District, Special Assessment RB, 5.80%, 05/01/54		490	505,372
Parrish Plantation Community Development District
Special Assessment RB, 5.80%, 05/01/44		120	125,493
Special Assessment RB, 6.05%, 05/01/54		230	241,119
Pioneer Ranch Community Development District, Special Assessment RB, 5.30%, 05/01/55		1,000	954,399
Poitras East Community Development District, Special Assessment RB, 5.00%, 05/01/43		355	349,084
Portico Community Development District
Special Assessment RB, Series 2, 3.25%, 05/01/31		100	93,541
Special Assessment RB, Series 2, 4.00%, 05/01/50		425	348,251
Preserve at South Branch Community Development District, Special Assessment RB, 3.50%, 11/01/30		200	193,021
Sandridge Community Development District, Special Assessment RB, Series A1, 4.00%, 05/01/51		130	111,156
Sawyers Landing Community Development District, Special Assessment RB, 4.25%, 05/01/53		815	683,121
Seminole County IDA, Refunding RB, 5.75%, 11/15/54		595	593,848
Seminole Palms Community Development District, Special Assessment RB, 5.50%, 05/01/55(b)		270	272,061
Shadowlawn Community Development District, Special Assessment RB, 5.85%, 05/01/54		920	924,122
Southern Groves Community Development District No. 5, Special Assessment Refunding RB, 3.60%, 05/01/34		365	330,305
Tolomato Community Development District
Special Assessment RB, 4.80%, 05/01/44		600	565,495
Special Assessment RB, 5.13%, 05/01/54		605	575,375
Special Assessment Refunding RB, Sub-Series A-2, 4.25%, 05/01/37		185	172,718
Trout Creek Community Development District
Special Assessment RB, 5.00%, 05/01/28		140	140,980
Special Assessment RB, 5.63%, 05/01/45		200	200,259
Village Community Development District No. 15, Special Assessment RB, 4.80%, 05/01/55(b)		680	666,226
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49		705	728,034
West Villages Improvement District
Special Assessment RB, 4.25%, 05/01/29		100	99,107
Special Assessment RB, 4.75%, 05/01/39		190	184,157
Special Assessment RB, 5.00%, 05/01/50		290	278,773
Special Assessment RB, 5.63%, 05/01/54		220	223,848
Westside Community Development District, Special Assessment Refunding RB, 3.75%, 05/01/29(b)		805	790,602
Westside Haines City Community Development District, Special Assessment RB, 6.00%, 05/01/54		170	172,599
Windward at Lakewood Ranch Community Development District, Special Assessment RB, 4.25%, 05/01/52		165	139,174
			58,102,732
Georgia — 0.9%
Atlanta Development Authority (The)
TA, Series A-1, 5.00%, 04/01/34(b)		470	469,858
TA, Series A-2, 5.50%, 04/01/39(b)		720	728,881
Development Authority of Cobb County (The), RB, Series A, 6.38%, 06/15/58(b)		145	147,562
East Point Business & IDA, RB, Series A, 5.25%, 06/15/62(b)		150	144,032
Main Street Natural Gas, Inc.
RB, Series A, 5.00%, 05/15/49		905	946,942

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc.
RB, Series B, 5.00%, 12/01/52(a)	USD	1,635	$ 1,698,936
Municipal Electric Authority of Georgia, RB, 5.00%, 07/01/52		645	669,601
			4,805,812
Idaho — 0.1%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43		330	315,587
Illinois — 3.4%
Chicago Board of Education
GO, Series A, 5.00%, 12/01/42		1,500	1,491,145
GO, Series A, 7.00%, 12/01/46(b)		250	264,900
GO, Series D, 5.00%, 12/01/46		1,620	1,596,480
GO, Series D, 5.00%, 12/01/46		685	674,434
GO, Refunding, Series A, 5.00%, 12/01/30		505	519,696
GO, Refunding, Series B, 4.00%, 12/01/35		230	218,728
GO, Refunding, Series B, 4.00%, 12/01/41		930	837,770
GO, Refunding, Series C, 5.00%, 12/01/34		625	632,769
Chicago O’Hare International Airport, Refunding RB, Series D, 5.00%, 01/01/46		1,000	1,000,000
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 4.00%, 12/01/49		810	736,796
City of Chicago Wastewater Transmission Revenue, Refunding RB, Series C, 5.00%, 01/01/39		500	500,073
County of Cook, RB, 6.50%, 01/01/45		1,125	1,153,068
Illinois Finance Authority, Refunding RB, 6.13%, 02/01/45		150	150,027
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46		2,000	1,889,835
Metropolitan Pier & Exposition Authority
RB, 5.50%, 06/15/53		390	393,529
RB, 5.00%, 06/15/57		660	668,194
Refunding RB, 4.00%, 06/15/50		1,895	1,693,875
State of Illinois
GO, 5.00%, 04/01/31		1,000	1,000,386
GO, 5.00%, 05/01/39		1,275	1,275,493
GO, Series D, 5.00%, 11/01/28		295	306,721
GO, Refunding, Series B, 5.00%, 10/01/27		105	109,592
			17,113,511
Indiana — 0.4%
City of Valparaiso, Refunding RB, AMT, 4.50%, 01/01/34(b)		175	179,650
City of Vincennes, Refunding RB, 6.25%, 01/01/29(b)(d)(e)		325	210,844
Indiana Finance Authority
RB, AMT, 6.75%, 05/01/39		640	716,217
Refunding RB, Series A, 5.50%, 09/15/44		390	417,418
Indianapolis Local Public Improvement Bond Bank, RB, Series E, 6.00%, 03/01/53		400	424,422
			1,948,551
Iowa — 0.6%
Iowa Finance Authority
Refunding RB, Series A, 5.13%, 05/15/59		725	717,641
Refunding RB, Series E, 4.00%, 08/15/46		570	530,600
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, 3.50%, 12/01/44		2,000	1,647,173
			2,895,414
Kentucky — 0.5%
City of Henderson, RB, AMT, 4.70%, 01/01/52(b)		130	124,995
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)		2,310	2,310,370
			2,435,365
Security		Par (000)	Value
Louisiana — 0.8%
Louisiana Public Facilities Authority
RB, Series A, 5.25%, 06/01/51(b)	USD	455	$ 381,246
RB, Series A, 5.25%, 06/01/60(b)		840	680,008
RB, Series A, 6.50%, 06/01/62(b)		150	146,526
RB, AMT, 5.50%, 09/01/59		1,335	1,408,419
RB, AMT, Series R2, 6.50%, 10/01/53(a)(b)		505	532,565
Parish of St. James, RB, Series 2, 6.35%, 07/01/40(b)		950	1,034,955
			4,183,719
Maine — 0.5%
Finance Authority of Maine
RB, AMT, 8.00%, 12/01/51(b)(d)(e)		670	219,425
Refunding RB, AMT, 4.63%, 12/01/47(a)(b)		400	399,575
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(b)		2,100	1,910,453
			2,529,453
Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, 5.25%, 07/01/44		250	250,089
City of Baltimore
RB, 4.88%, 06/01/42		170	168,867
Refunding TA, 3.20%, 06/01/30(b)		200	187,193
Refunding TA, 3.25%, 06/01/31(b)		225	208,363
Refunding TA, 3.30%, 06/01/32(b)		500	458,764
Refunding TA, 3.35%, 06/01/33(b)		540	491,068
Refunding TA, 3.40%, 06/01/34(b)		570	514,470
Refunding TA, 3.45%, 06/01/35(b)		610	546,916
Maryland Community Development Administration, RB, (FNMA COL), Series 1, 4.35%, 02/01/44		2,500	2,417,736
Maryland EDC, RB, AMT, 5.25%, 06/30/47		570	581,219
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(b)		1,940	1,996,359
			7,821,044
Massachusetts — 0.8%
Massachusetts Development Finance Agency
RB, 5.00%, 01/01/48		1,000	996,277
RB, 5.00%, 10/01/54		710	686,470
RB, Series A, 5.00%, 01/01/47		500	500,268
RB, Series N, 5.00%, 07/01/44		500	500,446
Refunding RB, 5.00%, 10/01/57(b)		500	476,246
Massachusetts HFA
Refunding RB, AMT, Series A, 4.45%, 12/01/42		310	296,319
Refunding RB, AMT, Series A, 4.50%, 12/01/47		490	471,652
			3,927,678
Michigan — 0.5%
Michigan Strategic Fund
RB, 5.00%, 11/15/42		210	205,653
RB, AMT, 4.00%, 10/01/61(a)		1,200	1,193,731
Wayne County Airport Authority
RB, Series B, 5.00%, 12/01/44		500	500,167
RB, Series D, 5.00%, 12/01/40		500	505,815
RB, AMT, 5.00%, 12/01/39		250	246,290
			2,651,656
Minnesota — 0.7%
City of Deephaven, Refunding RB, 5.25%, 07/01/37		605	606,710
City of Forest Lake, Refunding RB, 5.00%, 07/01/56		2,140	1,806,201
Duluth EDA, Refunding RB, 5.25%, 02/15/58		425	430,731

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Minnesota (continued)
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/38(b)	USD	240	$ 241,585
Minnesota HFA, RB, (GNMA/FNMA/FHLMC COL), Series M, 6.00%, 01/01/53		640	678,046
			3,763,273
Missouri — 0.7%
City of St. Louis Missouri IDA (The)
Refunding RB, Series A, 4.38%, 11/15/35		215	192,849
Refunding RB, Series A, 5.75%, 06/15/54		585	599,755
Kansas City IDA
RB, Series A-1, 5.00%, 06/01/46(b)		290	283,596
RB, Series A-1, 5.00%, 06/01/54(b)		185	175,848
RB, Series C, 7.50%, 11/15/46		64	50,458
RB, AMT, 5.00%, 03/01/54		1,275	1,283,709
Refunding RB, 2.00%, 11/15/46		52	2,169
Refunding RB, 5.00%, 11/15/46		116	78,137
Kansas City Land Clearance Redevelopment Authority, TA, 5.00%, 02/01/40(b)		260	251,691
St. Louis County IDA, Refunding RB, 5.00%, 09/01/37		695	691,400
			3,609,612
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45		500	501,367
Nevada — 0.4%
City of Las Vegas Special Improvement District No. 613
Special Assessment RB, 5.25%, 12/01/47		110	111,993
Special Assessment RB, 5.50%, 12/01/53		100	101,622
City of Las Vegas Special Improvement District No. 815, Special Assessment RB, 5.00%, 12/01/49		185	179,693
State of Nevada Department of Business & Industry, RB, AMT, 8.13%, 01/01/50(a)		765	795,663
Tahoe-Douglas Visitors Authority
RB, 5.00%, 07/01/40		405	418,166
RB, 5.00%, 07/01/45		280	286,179
			1,893,316
New Hampshire — 1.5%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, Class A, 4.15%, 10/20/40		1,080	1,047,528
New Hampshire Business Finance Authority
RB, 5.38%, 12/01/31(b)		1,245	1,233,065
RB, 0.00%, 04/01/32(b)(c)		550	354,883
RB, 5.25%, 12/01/35(b)		1,450	1,406,172
RB, 5.38%, 12/15/35(b)		1,710	1,675,833
RB, Series 2024-1, Class A, 4.25%, 07/01/51		620	594,299
RB, Series A, 4.13%, 08/15/40		320	282,540
RB, Series A, 4.25%, 08/15/46		365	308,099
RB, Series A, 4.50%, 08/15/55		755	629,727
			7,532,146
New Jersey — 2.3%
New Jersey EDA
RB, 5.25%, 11/01/54(b)		945	847,440
RB, Series WW, 5.25%, 06/15/40		55	55,497
RB, Series WW, 5.25%, 06/15/40		945	953,541
RB, AMT, 6.50%, 04/01/31		70	71,881
Refunding RB, Series A, 6.00%, 08/01/49(b)		250	250,054
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51		1,065	1,003,260
New Jersey Higher Education Student Assistance Authority
RB, AMT, Series B, 4.25%, 12/01/45		275	269,064
Security		Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority
Refunding RB, AMT, Series C, 4.25%, 12/01/50	USD	1,540	$ 1,372,005
Refunding RB, AMT, Sub-Series C, 3.63%, 12/01/49		820	652,121
New Jersey Transportation Trust Fund Authority
RB, Series AA, 5.25%, 06/15/41		205	206,153
RB, Series AA, 4.00%, 06/15/45		3,000	2,887,809
Tobacco Settlement Financing Corp.
Refunding RB, Series A, 5.00%, 06/01/35		375	389,202
Refunding RB, Sub-Series B, 5.00%, 06/01/46		2,560	2,530,384
			11,488,411
New York — 7.5%
Build NYC Resource Corp.
RB, Series A, 6.13%, 07/01/43		385	408,894
RB, Series A, 6.38%, 07/01/53		705	745,080
Refunding RB, AMT, 5.00%, 01/01/35(b)		485	473,040
County of Cattaraugus, RB, 5.00%, 05/01/44		195	195,068
Hempstead Town Local Development Corp., RB, 5.00%, 07/01/44		500	493,264
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56		125	106,821
Metropolitan Transportation Authority, RB, Series B, 3.00%, 11/15/25		165	164,252
New York City Housing Development Corp.
RB, Series C-1, 4.20%, 11/01/44		1,000	962,210
Refunding RB, Series A, 4.15%, 11/01/38		1,265	1,258,425
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series E-1, 4.00%, 02/01/49		2,845	2,712,756
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42		915	865,714
New York Counties Tobacco Trust VI, Refunding RB, Series 2B, 5.00%, 06/01/51		835	750,790
New York State Dormitory Authority, Refunding RB, Series A, 3.00%, 03/15/51		800	631,374
New York State Thruway Authority
Refunding RB, Series A, 4.00%, 03/15/49		3,690	3,574,925
Refunding RB, Series B, 4.00%, 01/01/45		1,190	1,155,605
New York Transportation Development Corp.
RB, AMT, 5.00%, 07/01/34		500	500,243
RB, AMT, 5.00%, 10/01/35		3,710	3,861,005
RB, AMT, 5.63%, 04/01/40		500	530,405
RB, AMT, 5.00%, 12/01/40		830	854,635
RB, AMT, 4.00%, 04/30/53		640	543,886
RB, AMT, 6.00%, 06/30/54		6,000	6,398,985
RB, AMT, 5.50%, 06/30/60		5,000	5,230,221
Refunding RB, AMT, 5.38%, 08/01/36		865	896,842
Oneida Indian Nation of New York, RB, Series B, 6.00%, 09/01/43(b)		270	295,124
Suffolk Regional Off-Track Betting Co.
RB, 5.00%, 12/01/34		405	409,084
RB, 5.75%, 12/01/44		700	717,641
RB, 6.00%, 12/01/53		1,000	1,035,183
Westchester County Local Development Corp.
Refunding RB, 5.00%, 07/01/41(b)		510	515,347
Refunding RB, 5.00%, 07/01/56(b)		560	553,474
Westchester Tobacco Asset Securitization Corp.
Refunding RB, Sub-Series C, 4.00%, 06/01/42		670	626,472
Refunding RB, Sub-Series C, 5.13%, 06/01/51		500	488,890
			37,955,655

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
North Carolina — 0.3%
North Carolina HFA, RB, (GNMA/FNMA/FHLMC), 6.00%, 07/01/53	USD	775	$ 823,952
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41		230	222,169
Town of Mooresville, Special Assessment RB, 5.38%, 03/01/40(b)		250	250,027
			1,296,148
North Dakota — 0.2%
City of Grand Forks, RB, (AGM), Series A, 5.00%, 12/01/53		350	359,248
County of Cass, Refunding RB, 5.25%, 02/15/58		855	868,960
			1,228,208
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority
Refunding RB, Series B-2, 5.00%, 06/01/55		5,905	5,211,590
Refunding RB, Series B-3, 0.00%, 06/01/57(c)		12,250	1,180,159
Cleveland-Cuyahoga County Port Authority
Refunding RB, Series A, 5.38%, 01/01/39(b)		145	140,084
Refunding RB, Series A, 5.88%, 01/01/49(b)		330	322,899
County of Hamilton
Refunding RB, 5.00%, 01/01/46		190	182,449
Refunding RB, 4.00%, 08/15/50		915	850,706
County of Hardin
Refunding RB, 5.00%, 05/01/30		140	137,269
Refunding RB, 5.25%, 05/01/40		145	136,980
Refunding RB, 5.50%, 05/01/50		670	627,430
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)		765	749,432
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(b)		3,100	2,936,235
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)		265	235,574
State of Ohio, RB, AMT, Series P-3, 5.00%, 06/30/53		370	370,506
			13,081,313
Oklahoma — 1.0%
Oklahoma Development Finance Authority
RB, 7.25%, 09/01/51(b)		3,290	3,322,645
RB, Series B, 5.50%, 08/15/52		580	588,135
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)		235	205,393
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45		965	974,246
			5,090,419
Oregon — 1.8%
Clackamas County Hospital Facility Authority, Refunding RB, Series A, 5.25%, 11/15/50		200	196,581
Clackamas County School District No. 12 North Clackamas, GO, (School Bond Guaranty), Series A, 0.00%, 06/15/38(c)		275	150,665
Oregon State Facilities Authority, RB, 5.25%, 06/15/55(b)		305	275,933
Port of Morrow, GO, Series A, 5.15%, 10/01/26(b)		3,515	3,542,682
Salem Hospital Facility Authority, Refunding RB, 4.00%, 05/15/49		5,000	4,633,451
Yamhill County Hospital Authority, Refunding RB, 5.00%, 11/15/36		300	282,080
			9,081,392
Pennsylvania — 2.4%
Allegheny Community Broadband, Inc.
RB, 7.75%, 09/01/45(b)		160	158,896
RB, 8.00%, 09/01/51(b)		185	185,037
Security		Par (000)	Value
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority
RB, 5.00%, 05/01/42(b)	USD	2,125	$ 2,171,617
RB, Series A, 5.25%, 05/01/32(b)		100	103,328
RB, Series A, 5.25%, 05/01/42(b)		100	100,371
Beaver County IDA, Refunding RB, Series B, 3.75%, 10/01/47		1,085	923,714
Bucks County IDA, RB, 4.00%, 07/01/46		200	171,459
Doylestown Hospital Authority
Refunding RB, 5.00%, 07/01/31(b)		125	129,698
Refunding RB, 5.38%, 07/01/39(b)		290	312,122
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/54		100	99,790
Montgomery County Higher Education & Health Authority, Refunding RB, 4.00%, 09/01/49		1,135	1,040,551
Montgomery County IDA, RB, 5.00%, 11/15/45		875	892,887
Pennsylvania Economic Development Financing Authority
RB, AMT, 5.75%, 06/30/48		490	522,113
RB, AMT, 5.25%, 06/30/53		770	788,529
Refunding RB, Series B, 5.25%, 12/01/38(a)		455	460,737
Refunding RB, Series C, 5.25%, 12/01/37(a)		795	805,063
Refunding RB, AMT, 5.50%, 11/01/44		500	500,040
Pennsylvania Higher Education Assistance Agency
RB, AMT, Series B, 3.00%, 06/01/47		1,010	745,178
RB, AMT, Sub-Series 1C, 5.00%, 06/01/51		165	162,207
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44		1,045	997,485
Philadelphia Authority for Industrial Development
RB, 5.25%, 11/01/52		235	251,121
Refunding RB, Series 2015, 5.00%, 04/01/45		500	500,348
School District of Philadelphia (The), GO, Series A, 5.50%, 09/01/48		265	291,358
			12,313,649
Puerto Rico — 10.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)		17,040	1,100,904
Commonwealth of Puerto Rico
GO, Series A, 0.00%, 07/01/33(c)		537	366,122
GO, Series A1, 5.63%, 07/01/29		1,049	1,119,520
GO, Series A1, 5.75%, 07/01/31		440	479,768
GO, Series A1, 4.00%, 07/01/33		418	412,210
GO, Series A1, 4.00%, 07/01/35		375	367,470
GO, Series A1, 4.00%, 07/01/37		322	312,379
GO, Series A1, 4.00%, 07/01/41		438	417,598
GO, Series A1, 4.00%, 07/01/46		455	421,535
GO, Sub-Series CW, 0.00%, 11/01/43(a)(c)(d)(e)		2,153	1,321,779
GO, Sub-Series CW/CONV, 0.00%, 11/01/51(a)(c)(d)(e)		127	57,053
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(c)(d)(e)		6,566	4,087,891
GO, Sub-Series CW/HTA-98, 0.00%, 11/01/51(a)(c)(d)(e)		9,432	3,018,398
GO, Sub-Series CW/PRIFA, 0.00%, 11/01/51(a)(c)(d)(e)		14,563	7,827,133
Puerto Rico Electric Power Authority
RB, Series A, 5.00%, 07/01/29(d)(e)		385	175,280
RB, Series A, 7.00%, 07/01/33(d)(e)		1,795	817,216
RB, Series A, 6.75%, 07/01/36(d)(e)		775	352,837
RB, Series A, 5.00%, 07/01/42(d)(e)		325	147,964
RB, Series A, 7.00%, 07/01/43(d)(e)		175	79,673
RB, Series A-1, 10.00%, 07/01/19(d)(e)		42	19,126
RB, Series A-2, 10.00%, 07/01/19(d)(e)		212	96,492
RB, Series A-3, 10.00%, 07/01/19(d)(e)		177	80,592
RB, Series B-3, 10.00%, 07/01/19(d)(e)		177	80,592
RB, Series C-1, 5.40%, 01/01/18(d)(e)		486	221,421
RB, Series C-2, 5.40%, 07/01/18(d)(e)		486	221,457
RB, Series C-3, 5.40%, 01/01/20(d)(e)		49	22,386

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority
RB, Series C-4, 5.40%, 07/01/20(d)(e)	USD	49	$ 22,386
RB, Series CCC, 5.25%, 07/01/26(d)(e)		125	56,909
RB, Series CCC, 5.00%, 07/01/27(d)(e)		545	248,124
RB, Series CCC, 5.25%, 07/01/28(d)(e)		70	31,869
RB, Series D-1, 7.50%, 01/01/20(d)(e)		426	193,763
RB, Series D-2, 7.50%, 01/01/20(d)(e)		840	382,588
RB, Series D-4, 7.50%, 07/01/20(d)(e)		145	66,013
RB, Series TT, 5.00%, 07/01/18(d)(e)		160	72,844
RB, Series TT, 5.00%, 07/01/25(d)(e)		45	20,487
RB, Series TT, 5.00%, 07/01/26(d)(e)		190	86,502
RB, Series TT, 5.00%, 07/01/32(d)(e)		395	179,833
RB, Series WW, 5.50%, 07/01/17(d)(e)		110	50,080
RB, Series WW, 5.50%, 07/01/18(d)(e)		95	43,251
RB, Series WW, 5.50%, 07/01/19(d)(e)		70	31,869
RB, Series WW, 5.38%, 07/01/22(d)(e)		940	427,957
RB, Series WW, 5.38%, 07/01/24(d)(e)		65	29,593
RB, Series WW, 5.00%, 07/01/28(d)(e)		165	75,120
RB, Series WW, 5.25%, 07/01/33(d)(e)		75	34,146
RB, Series WW, 5.50%, 07/01/38(d)(e)		220	100,160
RB, Series XX, 5.25%, 07/01/27(d)(e)		50	22,764
RB, Series XX, 5.25%, 07/01/35(d)(e)		30	13,658
RB, Series XX, 5.75%, 07/01/36(d)(e)		600	273,164
RB, Series XX, 5.25%, 07/01/40(d)(e)		2,320	1,056,235
Refunding RB, Series AAA, 5.25%, 07/01/22(d)(e)		160	72,844
Refunding RB, Series AAA, 5.25%, 07/01/28(d)(e)		265	120,648
Refunding RB, Series AAA, 5.25%, 07/01/29(d)(e)		40	18,211
Refunding RB, Series DDD, 5.00%, 07/01/19(d)(e)		895	407,470
Refunding RB, Series UU, 0.00%, 07/01/17(a)(c)(d)(e)		30	13,658
Refunding RB, Series UU, 0.00%, 07/01/18(a)(c)(d)(e)		30	13,658
Refunding RB, Series UU, 0.00%, 07/01/20(a)(c)(d)(e)		250	113,818
Refunding RB, Series UU, 3.95%, 07/01/31(a)(d)(e)		300	136,582
Refunding RB, Series ZZ, 5.00%, 07/01/17(d)(e)		70	31,869
Refunding RB, Series ZZ, 5.25%, 07/01/19(d)(e)		235	106,989
Refunding RB, Series ZZ, 5.25%, 07/01/23(d)(e)		930	423,404
Refunding RB, Series ZZ, 5.25%, 07/01/24(d)(e)		150	68,291
Refunding RB, Series ZZ, 5.00%, 07/01/28(d)(e)		75	34,146
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
RB, AMT, Series A-1, 6.75%, 01/01/45		165	191,558
RB, AMT, Series A-2, 6.50%, 01/01/42		110	126,900
RB, AMT, Series A-2, 6.75%, 01/01/45		165	191,605
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB, Series A-1, 0.00%, 07/01/33(c)		496	349,285
RB, Series A-1, 0.00%, 07/01/46(c)		1,971	628,176
RB, Series A-1, 4.75%, 07/01/53		3,377	3,299,577
RB, Series A-1, 5.00%, 07/01/58		2,375	2,360,778
RB, Series A-2, 4.33%, 07/01/40		3,825	3,763,237
RB, Series A-2, 4.54%, 07/01/53		317	301,157
RB, Series A-2, 4.78%, 07/01/58		11,146	10,867,521
RB, Series B-1, 0.00%, 07/01/46(c)		477	151,598
			50,937,091
Rhode Island — 0.1%
Rhode Island Student Loan Authority, RB, AMT, Series A, 3.63%, 12/01/37		430	391,418
South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)		1,880	2,013,979
South Carolina Jobs EDA
RB, 7.50%, 08/15/62(b)		325	314,043
RB, Series A, 5.50%, 11/01/54		1,100	1,198,435
Refunding RB, 5.00%, 02/01/38		200	204,235
Security		Par (000)	Value
South Carolina (continued)
South Carolina Jobs EDA
Refunding RB, 5.00%, 02/01/38	USD	800	$ 808,962
South Carolina Public Service Authority, Refunding RB, Series B, 4.00%, 12/01/56		200	177,250
			4,716,904
Tennessee — 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 4.00%, 10/01/49		220	189,333
Metropolitan Government Nashville & Davidson County IDB, Special Assessment RB, 0.00%, 06/01/43(b)(c)		685	278,799
Metropolitan Government Nashville & Davidson County Sports Authority, RB, (AGM), Series A, 5.25%, 07/01/48		935	1,014,492
Metropolitan Nashville Airport Authority (The)
RB, AMT, Series B, 5.25%, 07/01/35		320	340,568
RB, AMT, Series B, 5.50%, 07/01/36		265	286,398
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)		2,320	2,463,718
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)		1,750	1,842,563
			6,415,871
Texas — 6.2%
Angelina & Neches River Authority, RB, AMT, 7.50%, 12/01/45(b)(d)(e)		510	255,000
Arlington Higher Education Finance Corp.
RB, 5.63%, 08/15/54(b)		1,305	1,112,179
RB, 7.88%, 11/01/62(b)		280	290,227
City of Anna, Special Assessment RB, 5.75%, 09/15/54(b)		315	315,819
City of Celina, Special Assessment RB, 5.50%, 09/01/54(b)		450	440,826
City of Corpus Christi
Special Assessment RB, 5.38%, 09/15/31		100	98,642
Special Assessment RB, 6.13%, 09/15/44		152	147,075
Special Assessment RB, 6.50%, 09/15/54		227	223,373
City of Crandall, Special Assessment RB, 4.25%, 09/15/41(b)		230	205,841
City of Fate, Special Assessment RB, 5.75%, 08/15/54(b)		100	101,367
City of Friendswood, Special Assessment RB, 7.00%, 09/15/54		657	637,454
City of Houston Airport System Revenue
RB, AMT, 4.00%, 07/01/41		700	631,466
RB, AMT, Series B, 5.50%, 07/15/39		410	435,027
RB, AMT, Series B-1, 5.00%, 07/15/30		395	396,045
Refunding RB, AMT, 5.00%, 07/01/29		1,500	1,500,526
Refunding RB, AMT, Series C, 5.00%, 07/15/27		1,410	1,431,291
Refunding RB, AMT, Sub-Series A, 4.00%, 07/01/41		3,590	3,399,740
Refunding RB, AMT, (AGM), Series A, 5.25%, 07/01/48		485	510,748
City of Lavon, Special Assessment RB, 5.50%, 09/15/54(b)		750	727,895
City of Oak Point, Special Assessment RB, 5.25%, 09/15/54(b)		305	288,089
City of Princeton
Special Assessment RB, 4.25%, 09/01/31(b)		50	49,437
Special Assessment RB, 4.38%, 09/01/31(b)		50	49,358
Special Assessment RB, 5.00%, 09/01/44(b)		100	96,909
Special Assessment RB, 5.13%, 09/01/44(b)		100	97,035
Special Assessment RB, 5.25%, 09/01/54(b)		150	143,758
Special Assessment RB, 5.38%, 09/01/54(b)		172	164,868
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45		500	500,938
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(b)		100	96,902
Club Municipal Management District No. 1, Special Assessment RB, 5.38%, 09/01/55(b)		180	172,744

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
County of Hays, Special Assessment RB, 7.00%, 09/15/45	USD	200	$ 202,244
Dallas ISD, GO (Permanent School Fund GTD), 5.00%, 02/15/48		1,375	1,455,272
Del Valle ISD, GO (Permanent School Fund GTD), 4.00%, 06/15/47		1,335	1,284,784
Fort Bend County IDC, RB, Series B, 4.75%, 11/01/42		1,465	1,438,309
New Hope Cultural Education Facilities Finance Corp.
RB, Series A, 5.00%, 08/15/51(b)		250	241,451
RB, Series A, 6.75%, 10/01/52		800	770,437
RB, Series A, 5.00%, 01/01/55		200	164,134
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)		1,175	1,046,392
Newark Higher Education Finance Corp., RB, Series A, 5.50%, 08/15/35(b)		300	300,861
Port of Beaumont Navigation District
RB, AMT, 2.88%, 01/01/41(b)		175	135,508
RB, AMT, Series A, 5.00%, 01/01/39(b)		2,330	2,381,889
RB, AMT, Series A, 5.13%, 01/01/44(b)		1,040	1,058,703
Refunding RB, AMT, 3.63%, 01/01/35(b)		690	632,737
Refunding RB, AMT, 4.00%, 01/01/50(b)		1,975	1,641,759
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.50%, 11/15/47		595	653,665
Texas Private Activity Bond Surface Transportation Corp.
RB, AMT, 5.00%, 06/30/58		315	319,390
RB, AMT, 5.50%, 12/31/58		1,050	1,106,812
Texas Transportation Commission State Highway 249 System
RB, 0.00%, 08/01/40(c)		1,000	478,686
RB, 0.00%, 08/01/42(c)		655	281,250
Texas Water Development Board, RB, 4.00%, 10/15/45		1,295	1,255,724
			31,370,586
Utah — 1.2%
Black Desert Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		390	391,325
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(b)		800	793,310
Mida Mountain Village Public Infrastructure District
TA, Series 1, 5.13%, 06/15/54(b)		710	673,375
TA, Series 2, 5.75%, 06/15/44(b)		500	506,513
SkyRidge Pegasus Infrastructure Financing District, Special Assessment RB, 5.25%, 12/01/44(b)		1,140	1,122,857
Utah Charter School Finance Authority
RB, Series A, 5.00%, 06/15/52(b)		285	246,999
Refunding RB, 5.00%, 10/15/44		1,615	1,615,427
Refunding RB, 5.00%, 06/15/55(b)		230	214,591
Utah Infrastructure Agency
RB, 5.50%, 10/15/44		120	128,997
RB, 5.50%, 10/15/48		115	122,045
Wood Ranch Public Infrastructure District, Special Assessment RB, 5.63%, 12/01/53(b)		130	131,743
			5,947,182
Vermont — 0.4%
East Central Vermont Telecommunications District
RB, Series A, 4.75%, 12/01/40(b)		695	618,955
RB, Series A, 4.50%, 12/01/44(b)		705	584,638
RB, Series A, 6.88%, 12/01/46(b)		785	834,819
			2,038,412
Virginia — 0.6%
Ballston Quarter Community Development Authority
TA, Series A, 5.50%, 03/01/46		92	81,070
Security		Par (000)	Value
Virginia (continued)
Ballston Quarter Community Development Authority
TA, Series A, 0.00%, 03/01/59(c)	USD	220	$ 162,124
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/55		285	268,553
James City County EDA
RB, Series A, 6.88%, 12/01/58		345	377,633
RB, Series C3, 5.25%, 12/01/27		250	250,156
Lower Magnolia Green Community Development Authority
Special Assessment RB, 5.00%, 03/01/35(b)		230	229,496
Special Assessment RB, 5.00%, 03/01/45(b)		85	81,231
Norfolk Redevelopment & Housing Authority
RB, 4.00%, 01/01/29		250	242,812
RB, 5.00%, 01/01/34		190	189,998
RB, 5.00%, 01/01/49		365	337,986
Virginia Beach Development Authority
RB, Series A, 7.00%, 09/01/53		360	408,757
RB, Series B3, 5.38%, 09/01/29		235	240,925
			2,870,741
Washington — 0.9%
King County Public Hospital District No. 4, GO, Refunding, 5.00%, 12/01/30		200	200,224
Washington State Housing Finance Commission
RB, 6.00%, 07/01/59		100	101,255
RB, Series A, 5.00%, 07/01/50(b)		310	292,705
RB, Series A, 5.75%, 01/01/53(b)		200	192,041
RB, Series A, 5.88%, 01/01/59(b)		160	154,706
RB, Series B2, 3.95%, 07/01/29(b)		775	775,099
Refunding RB, 5.00%, 01/01/26(b)		190	190,487
Refunding RB, 5.00%, 01/01/43(b)		1,935	1,836,737
Refunding RB, 6.00%, 01/01/45(b)		210	210,058
Refunding RB, Series A, 5.00%, 07/01/43		200	206,729
Refunding RB, Series A, 5.00%, 07/01/48		190	193,816
			4,353,857
West Virginia — 0.3%
City of Martinsburg, RB, Series A-1, 4.63%, 12/01/43		430	380,957
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48		1,215	1,145,807
			1,526,764
Wisconsin — 5.8%
Public Finance Authority
RB, 6.25%, 10/01/31(b)(d)(e)		195	16,575
RB, 5.50%, 12/15/32(b)		1,620	1,575,757
RB, 5.75%, 12/15/33(b)		3,305	3,222,437
RB, 0.00%, 01/01/35(b)(c)		1,055	571,742
RB, 4.50%, 01/01/35(b)		675	662,675
RB, 0.00%, 12/15/38(b)(c)		795	347,801
RB, 5.00%, 06/15/41(b)		210	206,541
RB, 6.85%, 11/01/46(b)(d)(e)		275	133,031
RB, 7.00%, 11/01/46(b)(d)(e)		155	74,981
RB, 5.38%, 07/15/47(b)		335	336,368
RB, 7.00%, 10/01/47(b)(d)(e)		195	16,575
RB, 5.63%, 06/15/49(b)		1,420	1,274,732
RB, 5.00%, 06/15/51(b)		195	166,307
RB, 5.25%, 12/01/51(b)		1,060	718,391
RB, 5.75%, 12/01/54(b)		1,015	1,014,363
RB, 5.00%, 06/15/55(b)		550	512,292
RB, 5.00%, 06/15/55(b)		2,750	2,233,591
RB, 5.00%, 07/01/55(b)		880	795,478
RB, 5.00%, 01/01/56(b)		875	750,335
RB, 4.75%, 06/15/56(b)		440	324,898
RB, 5.00%, 06/15/56(b)		145	121,165

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wisconsin (continued)
Public Finance Authority
RB, 0.00%, 01/01/60(b)(c)	USD	19,530	$ 1,571,341
RB, Series A, 7.75%, 07/01/43(b)		1,920	1,976,896
RB, Series A, 5.00%, 12/15/44(b)		120	118,165
RB, Series A, 5.63%, 06/15/49(b)		855	822,702
RB, Series A, 5.00%, 12/15/54(b)		350	337,201
RB, Series A, 7.50%, 07/01/59(b)		2,020	2,275,640
RB, Series A-4, 5.50%, 11/15/32(b)		1,750	1,703,028
RB, AMT, 4.00%, 09/30/51		2,025	1,685,536
RB, AMT, 4.25%, 07/01/54		1,160	971,702
RB, AMT, 4.00%, 03/31/56		680	553,473
Refunding RB, AMT, Series B, 5.00%, 07/01/42		750	734,683
Wisconsin Health & Educational Facilities Authority
RB, Series A, 5.50%, 08/15/44		1,305	1,387,064
RB, Series A, 5.75%, 08/15/54		350	368,235
Wisconsin Housing & EDA, RB, Series A, 4.55%, 07/01/37		165	159,789
			29,741,490
Wyoming — 0.1%
University of Wyoming, RB, (AGM), Series C, 4.00%, 06/01/51		775	717,921
Total Municipal Bonds — 89.8% (Cost: $468,774,047)			456,332,977
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
Alabama — 1.0%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53		5,095	5,343,784
New York — 1.1%
New York City Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45		1,000	938,384
Port Authority of New York & New Jersey, RB, AMT, Series 221, 4.00%, 07/15/55		5,015	4,551,847
			5,490,231
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.1% (Cost: $11,083,588)			10,834,015
Total Long-Term Investments — 91.9% (Cost: $479,857,635)			467,166,992
Short-Term Securities
Municipal Bonds
Illinois — 1.0%
Illinois Finance Authority, Refunding RB, Series C, VRDN, (JPMorgan Chase Bank NA SBPA), 3.60%, 01/02/25(g)		5,000	5,000,000
Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Series E, VRDN, (JPMorgan Chase Bank NA LOC), 3.80%, 01/02/25(g)		2,600	2,600,000
Security		Par (000)	Value
Minnesota — 0.8%
Minnesota HFA, Refunding RB, AMT, (GNMA/FNMA/FHLMC), Series F, VRDN, (Royal Bank of Canada SBPA), 3.60%, 01/07/25(g)	USD	4,000	$ 4,000,000
Nevada — 0.7%
County of Clark Department of Aviation, Refunding RB, Series D-2B, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.63%, 01/07/25(g)		3,800	3,800,000
New York — 2.6%
Metropolitan Transportation Authority, Refunding RB, Sub-Series G-3, VRDN, (Royal Bank of Canada LOC), 3.85%, 01/02/25(g)		2,000	2,000,000
New York City Municipal Water Finance Authority
RB, Series CC, VRDN, (State Street Bank & Trust Co. SBPA), 3.80%, 01/02/25(g)		3,500	3,500,000
Refunding RB, Series AA, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 01/02/25(g)		4,800	4,800,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-4, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 01/02/25(g)		3,100	3,100,000
			13,400,000
Ohio — 1.0%
Akron Bath Copley Joint Township Hospital District, RB, Series C, VRDN, (BMO Harris Bank NA LOC), 3.58%, 01/07/25(g)		5,030	5,030,000
Texas — 1.6%
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.15%, 01/07/25(g)		4,700	4,700,000
State of Texas, GO, Series D, VRDN, (Federal Home Loan Bank SBPA), 3.10%, 01/07/25(g)		3,200	3,200,000
			7,900,000
Total Short-Term Securities — 8.2% (Cost: $41,730,000)			41,730,000
Total Investments — 100.1% (Cost: $521,587,635)			508,896,992
Other Assets Less Liabilities — 1.1%			5,382,505
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%			(6,003,371)
Net Assets — 100.0%			$ 508,276,126
(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 456,332,977	$ —	$ 456,332,977
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,834,015	—	10,834,015
Short-Term Securities
Municipal Bonds	—	41,730,000	—	41,730,000
Unfunded Commitments(a)	—	—	1,396,789	1,396,789
	$ —	$ 508,896,992	$ 1,396,789	$ 510,293,781
(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $5,940,000 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TA	Tax Allocation

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BATS: Series E Portfolio
VRDN	Variable Rate Demand Note